Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period	$ 50	$ 111	$ 145
Charged/(credited) to income	33	(61)	(47)
Charged to other accounts
Deductions from reserve	(27)		13
Allowance for doubtful accounts	56	50	111
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period	1,891	1,861	1,787
Charged/(credited) to income	1,396	17	74
Charged to other accounts	601	118
Deductions from reserve	(23)	(105)
Allowance for doubtful accounts	$ 3,865	$ 1,891	$ 1,861